SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 95.56%
Communication Services — 2.78%
6,754	Nexstar Media Group, Inc.	$1,121,232

Consumer Discretionary — 12.63%
641	Deckers Outdoor Corp.*	620,456
14,203	G-III Apparel Group Ltd.*	384,475
3,510	Group 1 Automotive, Inc.	1,043,453
3,570	Oxford Industries, Inc.	357,536
9,724	Patrick Industries, Inc.	1,055,540
24,910	Taylor Morrison Home Corp.*	1,381,010
16,096	Topgolf Callaway Brands Corp.*	246,269
		5,088,739
Consumer Staples — 1.54%
3,320	John B Sanfilippo & Son, Inc.	322,604
4,000	MGP Ingredients, Inc.	297,600
		620,204
Energy — 7.56%
46,656	Magnolia Oil & Gas Corp., Class A	1,182,263
21,450	Matador Resources Co.	1,278,420
23,099	Par Pacific Holdings, Inc.*	583,250
		3,043,933
Financials — 11.25%
64,862	Compass Diversified Holdings	1,419,829
5,870	Independent Bank Group, Inc.	267,202
7,420	Pinnacle Financial Partners, Inc.	593,897
8,254	Preferred Bank/Los Angeles, CA	623,094
5,240	QCR Holdings, Inc.	314,400
5,750	Stellar Bancorp, Inc.	132,020
9,450	Stewart Information Services Corp.	586,656
6,060	Wintrust Financial Corp.	597,274
		4,534,372
Health Care — 11.11%
20,941	Astrana Health, Inc.*	849,367
13,654	Globus Medical, Inc., Class A*	935,163
16,646	Lantheus Holdings, Inc.*	1,336,507
2,093	Masimo Corp.*	263,593
109,570	MiMedx Group, Inc.*	759,320
1,011	West Pharmaceutical Services, Inc.	333,013
		4,476,963
Industrials — 23.83%
112,465	ACCO Brands Corp.	528,585
7,160	Arcosa, Inc.	597,216
7,389	Atkore, Inc.	996,998

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
45,200	Barrett Business Services, Inc.	$1,481,204
13,816	CBIZ, Inc.*	1,023,765
18,991	Columbus McKinnon Corp.	655,949
21,123	Ducommun, Inc.*	1,226,401
12,670	Enerpac Tool Group Corp.	483,741
14,505	Greenbrier Cos., Inc. (The)	718,723
55,020	Hudson Technologies, Inc.*	483,626
16,500	Insteel Industries, Inc.	510,840
6,770	Terex Corp.	371,267
16,990	Thermon Group Holdings, Inc.*	522,612
		9,600,927
Information Technology — 15.71%
4,223	Ambarella, Inc.*	227,831
15,360	Cohu, Inc.*	508,416
7,770	InterDigital, Inc.	905,671
8,314	MKS Instruments, Inc.	1,085,642
3,196	Novanta, Inc.*	521,300
4,941	Onto Innovation, Inc.*	1,084,846
6,940	PC Connection, Inc.	445,548
15,599	Sapiens International Corp. NV	529,274
360	Super Micro Computer, Inc.*	294,966
12,240	Tenable Holdings, Inc.*	533,419
6,370	Vishay Precision Group, Inc.*	193,903
		6,330,816
Materials — 3.02%
13,861	Koppers Holdings, Inc.	512,718
4,160	Materion Corp.	449,821
12,610	Metallus, Inc.*	255,605
		1,218,144
Real Estate — 4.20%
8,750	Agree Realty Corp., REIT	541,975
15,850	DiamondRock Hospitality Co., REIT	133,933
2,670	EastGroup Properties, Inc., REIT	454,167
13,088	STAG Industrial, Inc., REIT	471,953
5,659	UMH Properties, Inc., REIT	90,487
		1,692,515
Utilities — 1.93%
5,970	Southwest Gas Holdings, Inc.	420,168
6,920	Unitil Corp.	358,387
		778,555

Total Common Stocks		38,506,400
(Cost $24,226,092)

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Small Cap Core Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
Exchange Traded Funds — 2.71%
168	iShares Russell 2000 Index Fund	$34,086
11,390	SPDR S&P Biotech ETF	1,055,967

Total Exchange Traded Funds		1,090,053
(Cost $1,385,614)

Investment Company — 1.53%
617,946	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	617,946

Total Investment Company		617,946
(Cost $617,946)

Total Investments		$40,214,399
(Cost $26,229,652) — 99.80%
Other assets in excess of liabilities — 0.20%		80,157
NET ASSETS — 100.00%		$40,294,556

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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